FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets and Liabilities (Details) - Recurring fair value measurement - Level 3 $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 257
Fair value change recorded in net income	1
Fair value change recorded in other comprehensive income	(1)
Disposals	(2)
Balance at end of period	255
Other financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	222
Balance at end of period	214
Loans and notes receivable
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	1
Balance at end of period	$ 2